Significant Accounting Policies (Details 2) - ILS (₪) ₪ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Financial liabilities related to Warrants to ADS	₪ (3,722)	₪ (1,816)
ADSs for consultants		(203)
Total financial net assets (liabilities)	(3,722)	(2,019)
Level 1 [Member]
Statement Line Items [Line Items]
Financial liabilities related to Warrants to ADS	(3,722)	(1,816)
ADSs for consultants		(203)
Total financial net assets (liabilities)	(3,722)	(2,019)
Level 2 [Member]
Statement Line Items [Line Items]
Financial liabilities related to Warrants to ADS
ADSs for consultants
Total financial net assets (liabilities)